NOTES PAYABLE (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NOTES PAYABLE
2024	$ 2,763,723	$ 2,548,480
2025	819,335	669,334
2026	666,070	512,616
2027	378,706	280,364
2028 and thereafter	224,429	98,119
Total Debt	4,852,263	4,108,913
Notes Payable, Current	(2,763,723)	(2,548,480)	$ (1,570,886)
Notes payable - long term portion	$ 2,088,540	$ 1,560,433	$ 3,035,341